Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
LEASES

We lease our offices and other property through operating leases.  Rental expense is charged to operations as incurred.  For 2012, 2011 and 2010, total rental expense for operating leases was $16 million, $15 million and $16 million, respectively.  At December 31, 2012, minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year were as follows:

(Millions of dollars)
2013	$14
2014	13
2015	12
2016	10
2017	10
Thereafter	36
Total	$95